Share Capital - Schedule of Share Capital (Details) - Additional paid-in capital [member]	6 Months Ended								12 Months Ended
	Jun. 30, 2025 MYR (RM) shares		Jun. 30, 2025 USD ($) shares		Dec. 31, 2024 MYR (RM) shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2024 MYR (RM) shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 MYR (RM) shares		Dec. 31, 2023 USD ($) shares
Schedule of Share Capital [Line Items]
Balance (in Shares)	17,665,289		17,665,289		15,700,000		15,700,000		15,700,000		15,700,000		15,700,000		15,700,000
Balance	RM 7,425,257		$ 1,762,673		RM 69,284				RM 69,284		$ 15,481		RM 69,284
Balance (in Shares)	18,450,460		18,450,460		17,665,289		17,665,289		17,665,289		17,665,289		15,700,000		15,700,000
Balance	RM 9,812,347		$ 2,329,341		RM 7,425,257		$ 1,762,673		RM 7,425,257		$ 1,762,673		RM 69,284		$ 15,481
Previously Reported [Member]
Schedule of Share Capital [Line Items]
Balance (in Shares)	17,665,289		17,665,289						15,700,000		15,700,000
Balance	RM 7,425,257		$ 1,659,090						RM 69,284
Balance (in Shares)					17,665,289		17,665,289		17,665,289		17,665,289		15,700,000		15,700,000
Balance					RM 7,425,257		$ 1,659,090		RM 7,425,257		$ 1,659,090		RM 69,284
Issuance of share capital initial public offering [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital		[1]		[1]	1,218,750	[1]	1,218,750	[1]	1,218,750	[2]	1,218,750	[2]		[2]		[2]
Issuance of share capital		[1]		[1]	RM 21,208,687	[1]			RM 21,208,687	[2]	$ 4,738,842	[2]		[2]
Issuance of share capital over-allotment option [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital		[3]		[3]	2,813	[3]	2,813	[3]	2,813	[4]	2,813	[4]		[4]		[4]
Issuance of share capital		[3]		[3]	RM 49,301	[3]			RM 49,301	[4]	$ 11,016	[4]		[4]
Transaction costs of share issue [Member]
Schedule of Share Capital [Line Items]
Transaction costs of share issue
Transaction costs of share issue	RM (228,590)		$ (54,265)		RM (18,195,839)				RM (18,195,839)		$ (4,065,655)
Issuance of share capital to CNP Equity Limited [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital		[5]		[5]	743,726	[5]	743,726	[5]	743,726	[6]	743,726	[6]		[6]		[6]
Issuance of share capital		[5]		[5]	RM 4,293,824	[5]			RM 4,293,824	[6]	$ 959,406	[6]		[6]

[1]	On October 24, 2024, 1,218,750 ordinary shares were issued in our initial public offering at USD 4.00 per ordinary share, before deduction the discounts and expenses.
[2]	On October 24, 2024, 1,218,750 ordinary shares were issued in our initial public offering at USD4.00 per ordinary share, before deduction the discounts and expenses.
[3]	On October 31, 2024, 2,813 ordinary shares were issued in our underwriters’ partial exercise of the over-allotment option, at USD 4.00 per ordinary share, before deduction the discounts and expenses.
[4]	On October 31, 2024, 2,813 ordinary shares were issued in our underwriters’ partial exercise of the over-allotment option, at USD4.00 per ordinary share, before deduction the discounts and expenses.
[5]	On December 31, 2024, 743,726 ordinary shares were issued to CNP Equity Limited pursuant to the exercise of warrant as consideration for certain professional consulting service relating to the initial offering rendered to the Company.
[6]	On December 31, 2024, 743,726 ordinary shares were issued to CNP Equity Limited pursuant to the exercise of warrant as consideration for certain professional consulting service relating to the initial offering rendered to the Company.